CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Assets including amounts of the consolidated variable interest entities (the "VIEs") and consolidated assets backed financing entities ("ABFE") (Note 2):
Cash and cash equivalents	¥ 2,864,543	$ 449,511	¥ 2,469,909
Restricted cash	80,800	12,679	237,239
Accounts receivable (net of allowance of RMB7,361 and RMB8,296 as of December 31, 2020 and 2021, respectively)	305,018	47,864	122,742
Contract assets, net (net of allowance of RMB467,306 and RMB 350,686 as of December 31, 2020 and 2021, respectively)	1,105,905	173,541	750,174
Contract cost	9,959	1,563	65,529
Prepaid expenses and other assets	352,015	55,239	278,591
Loans at fair value	73,734	11,571	192,156
Financing receivables (net of allowance of RMB32,975 and RMB65,489 as of December 31, 2020 and 2021, respectively)	1,697,962	266,449	1,253,494
Amounts due from related parties	879,256	137,974	884,006
Held-to-maturity investments	2,200	341	3,286
Available-for-sale investments	177,360	27,832	175,515
Property, equipment and software, net	102,548	16,092	147,193
Deferred tax assets	7,388	1,159	16,745
Right-of-use assets	80,752	12,672	105,674
Total assets	7,739,440	1,214,487	6,702,253
Liabilities including amounts of the consolidated variable interest entities (the "VIEs") and the consolidated ABFE without recourse to the Company (Note 2):
Accounts payable	19,065	2,992	9,903
Amounts due to related parties	434,127	68,124	970,309
Deferred revenue	12,379	1,943	50,899
Payable to investors at fair value (Note 1)	50,686	7,954	52,623
Accrued expenses and other liabilities	1,182,783	185,604	1,208,915
Secured borrowings	1,028,600	161,410	500,500
Refund liabilities	5,732	899	10,845
Deferred tax liabilities	112,535	17,659	38,741
Lease liabilities	72,101	11,314	81,854
Total liabilities	2,918,008	457,899	2,924,589
Commitments and Contingencies (Note 18)
Equity:
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized; 187,569,640 and 189,856,980 shares issued as of December 31, 2020 and 2021, respectively; 167,965,710 and 169,995,926 shares outstanding as of December 31, 2020 and 2021, respectively)	123	19	121
Treasury stock (1,043,930 and 1,301,054 shares as of December 31, 2020 and 2021, respectively)	(42,897)	(6,731)	(40,147)
Additional paid-in capital	5,100,486	800,378	5,058,176
Accumulated other comprehensive income	11,553	1,812	17,108
Accumulated deficit	(247,833)	(38,890)	(1,257,594)
Total equity	4,821,432	756,588	3,777,664
Total liabilities and equity	¥ 7,739,440	$ 1,214,487	¥ 6,702,253